RELATED PARTIES TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Loans to Related Parties [Roll Forward]
Beginning balance	$ 7,710
Additions	9
Deductions	(3,845)
Ending balance	3,874
Loans 90 days past due	$ 0